CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying consolidated statements of cash flows consisted of the following:

	December 31,
	2025	2024
Cash	$94,107	$93,682
Cash equivalents	15,294	33,952

Total cash and cash equivalents	109,401	127,634
Non-current portion of restricted cash	130	130

Total cash, cash equivalents and restricted cash	$109,531	$127,764